Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	May 31, 2013
FundX Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	FUNDX
FundX Flexible Income Fund | Investor Class
Risk/Return:
Trading Symbol	INCMX
FundX Conservative Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	RELAX
FundX Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	HOTFX
FundX ETF Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	UNBOX
FundX ETF Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	REMIX
FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund
Risk/Return:
Trading Symbol	TACTX
FundX Tactical Total Return Fund | FundX Tactical Total Return Fund
Risk/Return:
Trading Symbol	TOTLX

FundX Upgrader Fund
FundX Upgrader Fund
Investment Objective
The FundX Upgrader Fund (“Upgrader Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.46%
Total Annual Fund Operating Expenses		1.70%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Upgrader Fund Investor Class	173	538	927	2,019

Portfolio Turnover
As a fund-of-funds, the Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Upgrader Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Upgrader Fund’s performance.  During the most recent fiscal year, the Upgrader Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies
The Upgrader Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Upgrader Fund may purchase, without limit, shares of international and global Underlying Funds.  In addition, up to 50% of the Upgrader Fund’s net assets may be invested in Underlying Funds that focus their investment in securities of companies located in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically maintain a substantial holding of Core Underlying Funds.  Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Underlying Funds may also invest in fixed income securities.  The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Upgrader Fund entails risk.  The Upgrader Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Upgrader Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Upgrader Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Upgrader Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Short Sales Risk – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Upgrader Fund to sector concentration risk.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Upgrader Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Upgrader Fund include the risks related to each Underlying Fund in which the Upgrader Fund invests.  Although the Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Upgrader Fund.  The bar chart below illustrates how the Upgrader Fund’s total returns have varied from year to year.  The table below illustrates how the Upgrader Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the Upgrader Fund will perform in the future.  Updated performance is available on the Upgrader Fund’s website at www.upgraderfunds.com.

FundX Upgrader Fund - FUNDX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	19.68%
Worst Quarter	Q4 2008	-22.45%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns FundX Upgrader Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	12.97%	(3.00%)	7.46%
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	12.94%	(3.44%)	6.90%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	8.45%	(2.63%)	6.45%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	(0.46%)	8.74%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Upgrader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX Upgrader Fund (“Upgrader Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Upgrader Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Upgrader Fund’s performance.  During the most recent fiscal year, the Upgrader Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	128.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Upgrader Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Upgrader Fund may purchase, without limit, shares of international and global Underlying Funds.  In addition, up to 50% of the Upgrader Fund’s net assets may be invested in Underlying Funds that focus their investment in securities of companies located in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically maintain a substantial holding of Core Underlying Funds.  Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Underlying Funds may also invest in fixed income securities.  The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Upgrader Fund entails risk.  The Upgrader Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Upgrader Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Upgrader Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Upgrader Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Short Sales Risk – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Upgrader Fund to sector concentration risk.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Upgrader Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Upgrader Fund include the risks related to each Underlying Fund in which the Upgrader Fund invests.  Although the Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	While the Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Upgrader Fund.  The bar chart below illustrates how the Upgrader Fund’s total returns have varied from year to year.  The table below illustrates how the Upgrader Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the Upgrader Fund will perform in the future.  Updated performance is available on the Upgrader Fund’s website at www.upgraderfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Upgrader Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Upgrader Fund's performance, before and after taxes is not necessarily an indication of how the Upgrader Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX Upgrader Fund - FUNDX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q3 2009	19.68%
Worst Quarter	Q4 2008	-22.45%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.45%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.74%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Annual Return 2003	rr_AnnualReturn2003	33.13%
Annual Return 2004	rr_AnnualReturn2004	13.21%
Annual Return 2005	rr_AnnualReturn2005	14.14%
Annual Return 2006	rr_AnnualReturn2006	20.80%
Annual Return 2007	rr_AnnualReturn2007	15.06%
Annual Return 2008	rr_AnnualReturn2008	(42.37%)
Annual Return 2009	rr_AnnualReturn2009	23.29%
Annual Return 2010	rr_AnnualReturn2010	12.20%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Annual Return 2012	rr_AnnualReturn2012	12.97%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.00%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.46%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.90%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.63%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.45%

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Flexible Income Fund
FundX Flexible Income Fund
Investment Objective
The FundX Flexible Income Fund (“Flexible Income Fund”) seeks to generate total return, which is capital appreciation plus current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Flexible Income Fund Investor Class
Management Fee		0.70%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.52%
Total Annual Fund Operating Expenses		1.46%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Flexible Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Flexible Income Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Flexible Income Fund Investor Class	149	464	802	1,757

Portfolio Turnover
As a fund-of funds, the Flexible Income Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible Income Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Flexible Income Fund’s performance.  During the most recent fiscal year, the Flexible Income Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies
The Flexible Income Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Flexible Income Fund may purchase, without limit, shares of international and global Underlying Funds, which may also include Underlying Funds that invest in securities of companies located in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically invest exclusively in Total Return and Bond Underlying Funds.  These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturities and credit qualities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Flexible Income Fund entails risk.  The Flexible Income Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Flexible Income Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible Income Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Flexible Income Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Flexible Income Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Flexible Income Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Flexible Income Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Flexible Income Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Flexible Income Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Flexible Income Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Flexible Income Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Flexible Income Fund include the risks related to each Underlying Fund in which the Flexible Income Fund invests.  Although the Flexible Income Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Flexible Income Fund.  The bar chart below illustrates how the Flexible Income Fund’s total returns have varied from year to year.  The table below illustrates how the Flexible Income Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index.  The Flexible Income Fund’s performance, before and after taxes is not necessarily an indication of how the Flexible Income Fund will perform in the future.  Updated performance is available on the Flexible Income Fund’s website at www.upgraderfunds.com.

FundX Flexible Income Fund - INCMX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q4 2003	6.30%
Worst Quarter	Q3 2011	-3.85%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns FundX Flexible Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	7.22%	4.87%	6.00%
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	5.89%	3.54%	4.80%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	4.82%	3.42%	4.52%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Flexible Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX Flexible Income Fund (“Flexible Income Fund”) seeks to generate total return, which is capital appreciation plus current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of funds, the Flexible Income Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible Income Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Flexible Income Fund’s performance.  During the most recent fiscal year, the Flexible Income Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Flexible Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Flexible Income Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Flexible Income Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Flexible Income Fund may purchase, without limit, shares of international and global Underlying Funds, which may also include Underlying Funds that invest in securities of companies located in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically invest exclusively in Total Return and Bond Underlying Funds.  These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturities and credit qualities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Flexible Income Fund entails risk.  The Flexible Income Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Flexible Income Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible Income Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Flexible Income Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Flexible Income Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Flexible Income Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Flexible Income Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Flexible Income Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Flexible Income Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Flexible Income Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Flexible Income Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Flexible Income Fund include the risks related to each Underlying Fund in which the Flexible Income Fund invests.  Although the Flexible Income Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Flexible Income Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible Income Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	While the Flexible Income Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Flexible Income Fund.  The bar chart below illustrates how the Flexible Income Fund’s total returns have varied from year to year.  The table below illustrates how the Flexible Income Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index.  The Flexible Income Fund’s performance, before and after taxes is not necessarily an indication of how the Flexible Income Fund will perform in the future.  Updated performance is available on the Flexible Income Fund’s website at www.upgraderfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Flexible Income Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Flexible Income Fund's performance, before and after taxes is not necessarily an indication of how the Flexible Income Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX Flexible Income Fund - INCMX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q4 2003	6.30%
Worst Quarter	Q3 2011	-3.85%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.85%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	464
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	802
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Annual Return 2003	rr_AnnualReturn2003	15.78%
Annual Return 2004	rr_AnnualReturn2004	4.93%
Annual Return 2005	rr_AnnualReturn2005	1.99%
Annual Return 2006	rr_AnnualReturn2006	8.56%
Annual Return 2007	rr_AnnualReturn2007	4.99%
Annual Return 2008	rr_AnnualReturn2008	(0.23%)
Annual Return 2009	rr_AnnualReturn2009	9.06%
Annual Return 2010	rr_AnnualReturn2010	7.54%
Annual Return 2011	rr_AnnualReturn2011	1.09%
Annual Return 2012	rr_AnnualReturn2012	7.22%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.22%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.00%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.80%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.52%

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Conservative Upgrader Fund
FundX Conservative Upgrader Fund
Investment Objective
The FundX Conservative Upgrader Fund (“Conservative Fund”) seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Conservative Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.36%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.49%
Total Annual Fund Operating Expenses		1.85%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Conservative Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Conservative Upgrader Fund Investor Class	188	584	1,005	2,179

Portfolio Turnover
As a fund-of-funds, the Conservative Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative Fund’s performance.  During the most recent fiscal year, the Conservative Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Principal Investment Strategies
The Conservative Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Conservative Fund may also purchase, without limit, shares of international and global Underlying Funds.  In addition, the Conservative Fund may invest up to 50% of its net assets in Underlying Funds that invest in securities of companies located in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically invest substantially in Core Underlying Funds.  Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Underlying Funds may also invest in fixed income securities.  In addition, the Fund will generally have significant exposure to Total Return and Bond Underlying Funds.  These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturities and credit qualities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Conservative Fund entails risk.  The Conservative Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Conservative Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Conservative Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Conservative Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Conservative Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Fund and/or Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Conservative Fund to sector concentration risk.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Conservative Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Conservative Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Conservative Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Conservative Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Conservative Fund include the risks related to each Underlying Fund in which the Conservative Fund invests.  Although the Conservative Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Conservative Fund.  The bar chart below illustrates how the Conservative Fund’s total returns have varied from year to year.  The table below illustrates how the Conservative Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Conservative Fund’s performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future.  Updated performance is available on the Conservative Fund’s website www.upgraderfunds.com.

FundX Conservative Upgrader Fund - RELAX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q2 2003	15.52%
Worst Quarter	Q4 2008	-12.91%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns FundX Conservative Upgrader Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	9.45%	0.91%	7.58%
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	9.03%	0.27%	6.90%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	6.23%	0.55%	6.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	(0.46%)	8.74%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Conservative Upgrader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The FundX Conservative Upgrader Fund (“Conservative Fund”) seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Conservative Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative Fund’s performance.  During the most recent fiscal year, the Conservative Fund’s portfolio turnover rate was 122% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Conservative Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Conservative Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Conservative Fund may also purchase, without limit, shares of international and global Underlying Funds.  In addition, the Conservative Fund may invest up to 50% of its net assets in Underlying Funds that invest in securities of companies located in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically invest substantially in Core Underlying Funds.  Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Underlying Funds may also invest in fixed income securities.  In addition, the Fund will generally have significant exposure to Total Return and Bond Underlying Funds.  These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturities and credit qualities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Conservative Fund entails risk.  The Conservative Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Conservative Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Conservative Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Conservative Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Conservative Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Fund and/or Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Conservative Fund to sector concentration risk.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Conservative Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Conservative Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Conservative Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Conservative Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Conservative Fund include the risks related to each Underlying Fund in which the Conservative Fund invests.  Although the Conservative Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	While the Conservative Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Conservative Fund.  The bar chart below illustrates how the Conservative Fund’s total returns have varied from year to year.  The table below illustrates how the Conservative Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Conservative Fund’s performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future.  Updated performance is available on the Conservative Fund’s website www.upgraderfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Conservative Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Conservative Fund's performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX Conservative Upgrader Fund - RELAX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q2 2003	15.52%
Worst Quarter	Q4 2008	-12.91%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.91%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.74%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,005
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,179
Annual Return 2003	rr_AnnualReturn2003	29.07%
Annual Return 2004	rr_AnnualReturn2004	12.85%
Annual Return 2005	rr_AnnualReturn2005	7.83%
Annual Return 2006	rr_AnnualReturn2006	17.72%
Annual Return 2007	rr_AnnualReturn2007	7.37%
Annual Return 2008	rr_AnnualReturn2008	(26.61%)
Annual Return 2009	rr_AnnualReturn2009	19.81%
Annual Return 2010	rr_AnnualReturn2010	10.91%
Annual Return 2011	rr_AnnualReturn2011	(1.98%)
Annual Return 2012	rr_AnnualReturn2012	9.45%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.58%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.90%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.44%

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Aggressive Upgrader Fund
FundX Aggressive Upgrader Fund
Investment Objective
The FundX Aggressive Upgrader Fund (“Aggressive Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Aggressive Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.32%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.52%
Total Annual Fund Operating Expenses		1.84%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Aggressive Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Aggressive Upgrader Fund Investor Class	187	581	1,000	2,168

Portfolio Turnover
As a fund-of-funds, the Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Fund’s performance.  During the most recent fiscal year, the Aggressive Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies
The Aggressive Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  In addition, some of the Underlying Funds that the Aggressive Fund invests in may engage in short sale transactions.  The Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds.  In addition, the Aggressive Fund may invest up to 50% of its net assets in Underlying Funds that focus their investment in equity securities of companies located in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically invest predominately (and at times exclusively) in Speculative Underlying Funds.  Speculative Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies.  Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin.  Speculative Funds may concentrate their holdings in a limited number of issuers.

Speculative Underlying Funds are considered aggressive investments and entail greater risks.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Aggressive Fund entails risk.  The Aggressive Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Aggressive Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Aggressive Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Aggressive Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Aggressive Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Aggressive Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Fund and/or Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Aggressive Fund to sector concentration risk.

●
ETF Trading Risk – Because the Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Aggressive Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Aggressive Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Aggressive Fund include the risks related to each Underlying Fund in which the Aggressive Fund invests.  Although the Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Aggressive Fund.  The bar chart below illustrates how the Aggressive Fund’s total returns have varied from year to year.  The table below illustrates how the Aggressive Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Aggressive Fund’s performance, before and after taxes is not necessarily an indication of how the Aggressive Fund will perform in the future.  Updated performance is available on the Aggressive Fund’s website www.upgraderfunds.com.

FundX Aggressive Upgrader Fund - HOTFX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q2 2003	21.13%
Worst Quarter	Q4 2008	-21.88%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns FundX Aggressive Upgrader Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	14.65%	(3.27%)	8.41%
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	14.65%	(3.73%)	7.95%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	9.52%	(2.87%)	7.34%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	(0.46%)	8.74%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Aggressive Upgrader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX Aggressive Upgrader Fund (“Aggressive Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Fund’s performance.  During the most recent fiscal year, the Aggressive Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Aggressive Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Aggressive Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  In addition, some of the Underlying Funds that the Aggressive Fund invests in may engage in short sale transactions.  The Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds.  In addition, the Aggressive Fund may invest up to 50% of its net assets in Underlying Funds that focus their investment in equity securities of companies located in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically invest predominately (and at times exclusively) in Speculative Underlying Funds.  Speculative Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies.  Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin.  Speculative Funds may concentrate their holdings in a limited number of issuers.

Speculative Underlying Funds are considered aggressive investments and entail greater risks.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Aggressive Fund entails risk.  The Aggressive Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Aggressive Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Aggressive Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Aggressive Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Aggressive Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Aggressive Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Fund and/or Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Aggressive Fund to sector concentration risk.

●
ETF Trading Risk – Because the Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Aggressive Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Aggressive Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Aggressive Fund include the risks related to each Underlying Fund in which the Aggressive Fund invests.  Although the Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Aggressive Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	While the Aggressive Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Aggressive Fund.  The bar chart below illustrates how the Aggressive Fund’s total returns have varied from year to year.  The table below illustrates how the Aggressive Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Aggressive Fund’s performance, before and after taxes is not necessarily an indication of how the Aggressive Fund will perform in the future.  Updated performance is available on the Aggressive Fund’s website www.upgraderfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Aggressive Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Aggressive Fund's performance, before and after taxes is not necessarily an indication of how the Aggressive Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX Aggressive Upgrader Fund - HOTFX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q2 2003	21.13%
Worst Quarter	Q4 2008	-21.88%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.88%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.74%
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	187
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,168
Annual Return 2003	rr_AnnualReturn2003	41.81%
Annual Return 2004	rr_AnnualReturn2004	10.69%
Annual Return 2005	rr_AnnualReturn2005	17.62%
Annual Return 2006	rr_AnnualReturn2006	20.33%
Annual Return 2007	rr_AnnualReturn2007	19.14%
Annual Return 2008	rr_AnnualReturn2008	(43.33%)
Annual Return 2009	rr_AnnualReturn2009	23.27%
Annual Return 2010	rr_AnnualReturn2010	11.74%
Annual Return 2011	rr_AnnualReturn2011	(5.37%)
Annual Return 2012	rr_AnnualReturn2012	14.65%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.27%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.41%
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.73%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.95%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.34%

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX ETF Aggressive Upgrader Fund
FundX ETF Aggressive Upgrader Fund
Investment Objective
The FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX ETF Aggressive Upgrader Fund Investor Class
Management Fee	[1]	1.00%
Distribution (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	0.79%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2]	0.28%
Total Annual Fund Operating Expenses	[1]	2.07%
Expense Reduction/Reimbursement	[1]	(0.29%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1]	1.78%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Aggressive Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Aggressive Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the ETF Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Aggressive Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX ETF Aggressive Upgrader Fund Investor Class	181	621	1,087	2,377

Portfolio Turnover
As a fund-of-funds, the ETF Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Aggressive Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Aggressive Fund’s performance.  During the most recent fiscal year, the ETF Aggressive Fund’s portfolio turnover rate was 256% of the average value of its portfolio.

Principal Investment Strategies
The ETF Aggressive Fund is a fund-of-funds and as such, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds (“ETFs”).  The ETF Aggressive Fund purchases shares of ETFs in the secondary market and not directly from the ETFs.  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The ETF Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 100% of its net assets in Underlying Funds that invest in equity securities of companies in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically invest predominately (and at times exclusively) in Speculative Underlying Funds.  Speculative Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies.  Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin.  Speculative Funds may concentrate their holdings in a limited number of issuers.  Speculative Underlying Funds are considered aggressive investments and entail greater risks.  The Fund may also invest in Underlying Funds that invest in fixed income securities, including below investment grade securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the ETF Aggressive Fund entails risk.  The ETF Aggressive Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the ETF Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Aggressive Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the ETF Aggressive Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the ETF Aggressive Fund.

●
ETF Trading Risk – Because the ETF Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Foreign Securities Risk – The Underlying Funds held by the ETF Aggressive Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the ETF Aggressive Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Aggressive Fund to sector concentration risk.

●
Upgrading Strategy Risk – The ETF Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time.  When investment decisions are based on near-term performance, however, the ETF Aggressive Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the ETF Aggressive Fund include the risks related to each Underlying Fund in which the ETF Aggressive Fund invests.  Although the ETF Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Performance
The following performance information provides some indication of the risks of investing in the ETF Aggressive Fund.  The bar chart below illustrates how the ETF Aggressive Fund’s total returns have varied from year to year.  The table below illustrates how the ETF Aggressive Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The ETF Aggressive Fund’s performance, before and after taxes is not necessarily an indication of how the ETF Aggressive Fund will perform in the future.  Updated performance is available on the ETF Aggressive Fund’s website at www.upgraderfunds.com.

FundX ETF Aggressive Upgrader Fund - UNBOX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	17.41%
Worst Quarter	Q4 2008	-21.74%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns FundX ETF Aggressive Upgrader Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	14.29%	(3.65%)	0.51%	Jan 31, 2007
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	14.29%	(3.80%)	0.38%
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	9.29%	(3.13%)	0.38%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	2.07%	Jan 31, 2007
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	(0.46%)	1.13%	Jan 31, 2007

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX ETF Aggressive Upgrader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the ETF Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Aggressive Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Aggressive Fund’s performance.  During the most recent fiscal year, the ETF Aggressive Fund’s portfolio turnover rate was 256% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	256.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the ETF Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Aggressive Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The ETF Aggressive Fund is a fund-of-funds and as such, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds (“ETFs”).  The ETF Aggressive Fund purchases shares of ETFs in the secondary market and not directly from the ETFs.  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The ETF Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 100% of its net assets in Underlying Funds that invest in equity securities of companies in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically invest predominately (and at times exclusively) in Speculative Underlying Funds.  Speculative Underlying Funds typically invest in small, mid-cap, new or unseasoned issuers and emerging market companies.  Speculative Funds may make significant use of complex investment techniques, such as leverage, short sales and margin.  Speculative Funds may concentrate their holdings in a limited number of issuers.  Speculative Underlying Funds are considered aggressive investments and entail greater risks.  The Fund may also invest in Underlying Funds that invest in fixed income securities, including below investment grade securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the ETF Aggressive Fund entails risk.  The ETF Aggressive Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the ETF Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Aggressive Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the ETF Aggressive Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the ETF Aggressive Fund.

●
ETF Trading Risk – Because the ETF Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Foreign Securities Risk – The Underlying Funds held by the ETF Aggressive Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the ETF Aggressive Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Aggressive Fund to sector concentration risk.

●
Upgrading Strategy Risk – The ETF Aggressive Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time.  When investment decisions are based on near-term performance, however, the ETF Aggressive Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the ETF Aggressive Fund include the risks related to each Underlying Fund in which the ETF Aggressive Fund invests.  Although the ETF Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the ETF Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Aggressive Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	While the ETF Aggressive Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the ETF Aggressive Fund.  The bar chart below illustrates how the ETF Aggressive Fund’s total returns have varied from year to year.  The table below illustrates how the ETF Aggressive Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The ETF Aggressive Fund’s performance, before and after taxes is not necessarily an indication of how the ETF Aggressive Fund will perform in the future.  Updated performance is available on the ETF Aggressive Fund’s website at www.upgraderfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the ETF Aggressive Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The ETF Aggressive Fund's performance, before and after taxes is not necessarily an indication of how the ETF Aggressive Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX ETF Aggressive Upgrader Fund - UNBOX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q3 2009	17.41%
Worst Quarter	Q4 2008	-21.74%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.74%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.79%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[1]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.78%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,377
Annual Return 2008	rr_AnnualReturn2008	(39.54%)
Annual Return 2009	rr_AnnualReturn2009	20.08%
Annual Return 2010	rr_AnnualReturn2010	8.40%
Annual Return 2011	rr_AnnualReturn2011	(7.68%)
Annual Return 2012	rr_AnnualReturn2012	14.29%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.65%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.80%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.38%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.13%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.38%

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Aggressive Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Aggressive Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX ETF Upgrader Fund
FundX ETF Upgrader Fund
Investment Objective
The FundX ETF Upgrader Fund (“ETF Upgrader Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Upgrader Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX ETF Upgrader Fund Investor Class
Management Fee	[1]	1.00%
Distribution (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	1.50%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2]	0.25%
Total Annual Fund Operating Expenses	[1]	2.75%
Expense Reduction/Reimbursement	[1]	(1.00%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1]	1.75%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Upgrader Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the ETF Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Upgrader Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX ETF Upgrader Fund Investor Class	178	759	1,366	3,007

Portfolio Turnover
As a fund-of-funds, the ETF Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Upgrader Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Upgrader Fund’s performance.  During the most recent fiscal year, the ETF Upgrader Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Principal Investment Strategies
The ETF Upgrader Fund is a fund-of-funds and as such, under normal market conditions, the ETF Upgrader Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds (“ETFs”).  The ETF Upgrader Fund purchases shares of ETFs in the secondary market and not directly from the ETFs.  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The ETF Upgrader Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 50% of its net assets in Underlying Funds that invest in securities of companies in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically maintain a core holding of Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established US and foreign companies with a wide range of market capitalizations.  Core Underlying Funds may also invest in fixed income securities.  The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the ETF Upgrader Fund entails risk.  The ETF Upgrader Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the ETF Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Upgrader Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the ETF Upgrader Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the ETF Upgrader Fund.

●
ETF Trading Risk – Because the ETF Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Foreign Securities Risk – The Underlying Funds held by the ETF Upgrader Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the ETF Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Upgrader Fund to sector concentration risk.

●
Upgrading Strategy Risk – The ETF Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time.  When investment decisions are based on near-term performance, however, the ETF Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the ETF Upgrader Fund include the risks related to each Underlying Fund in which the ETF Upgrader Fund invests.  Although the ETF Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Performance
The following performance information provides some indication of the risks of investing in the ETF Upgrader Fund.  The bar chart below illustrates how the ETF Upgrader Fund’s total returns have varied from year to year.  The table below illustrates how the ETF Upgrader Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The ETF Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the ETF Upgrader Fund will perform in the future.  Updated performance is available on the ETF Upgrader Fund’s website at www.upgraderfunds.com.

FundX ETF Upgrader Fund - REMIX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	18.68%
Worst Quarter	Q4 2008	-23.46%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns FundX ETF Upgrader Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	11.81%	(3.42%)	(1.11%)	Jan 31, 2007
After Taxes on Distributions Investor Class	Return After Taxes on Distributions	11.75%	(3.62%)	(1.28%)
After Taxes on Distributions and Sale of Fund Shares Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	7.74%	(2.94%)	(1.00%)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	2.07%	Jan 31, 2007
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	(0.46%)	1.13%	Jan 31, 2007

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX ETF Upgrader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX ETF Upgrader Fund (“ETF Upgrader Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Upgrader Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the ETF Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Upgrader Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Upgrader Fund’s performance.  During the most recent fiscal year, the ETF Upgrader Fund’s portfolio turnover rate was 221% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	221.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the ETF Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Upgrader Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The ETF Upgrader Fund is a fund-of-funds and as such, under normal market conditions, the ETF Upgrader Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds (“ETFs”).  The ETF Upgrader Fund purchases shares of ETFs in the secondary market and not directly from the ETFs.  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The ETF Upgrader Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 50% of its net assets in Underlying Funds that invest in securities of companies in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically maintain a core holding of Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established US and foreign companies with a wide range of market capitalizations.  Core Underlying Funds may also invest in fixed income securities.  The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the ETF Upgrader Fund entails risk.  The ETF Upgrader Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the ETF Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Upgrader Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the ETF Upgrader Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the ETF Upgrader Fund.

●
ETF Trading Risk – Because the ETF Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Foreign Securities Risk – The Underlying Funds held by the ETF Upgrader Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the ETF Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Upgrader Fund to sector concentration risk.

●
Upgrading Strategy Risk – The ETF Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing ETFs at a given time.  When investment decisions are based on near-term performance, however, the ETF Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the ETF Upgrader Fund include the risks related to each Underlying Fund in which the ETF Upgrader Fund invests.  Although the ETF Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bond) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the ETF Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Upgrader Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	While the ETF Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the ETF Upgrader Fund.  The bar chart below illustrates how the ETF Upgrader Fund’s total returns have varied from year to year.  The table below illustrates how the ETF Upgrader Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The ETF Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the ETF Upgrader Fund will perform in the future.  Updated performance is available on the ETF Upgrader Fund’s website at www.upgraderfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the ETF Upgrader Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The ETF Upgrader Fund's performance, before and after taxes is not necessarily an indication of how the ETF Upgrader Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX ETF Upgrader Fund - REMIX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q3 2009	18.68%
Worst Quarter	Q4 2008	-23.46%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.46%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.50%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%	[1]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	759
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,366
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,007
Annual Return 2008	rr_AnnualReturn2008	(41.59%)
Annual Return 2009	rr_AnnualReturn2009	17.10%
Annual Return 2010	rr_AnnualReturn2010	11.97%
Annual Return 2011	rr_AnnualReturn2011	(1.86%)
Annual Return 2012	rr_AnnualReturn2012	11.81%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.42%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2007
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.62%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.00%)

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the ETF Upgrader Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Upgrader Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Tactical Upgrader Fund
FundX Tactical Upgrader Fund
Investment Objective
The FundX Tactical Upgrader Fund (“Tactical Fund”) seeks long-term capital appreciation with less volatility than the broad equity market;
capital preservation is a secondary consideration.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Tactical Upgrader Fund
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.36%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.14%
Total Annual Fund Operating Expenses		1.50%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Tactical Upgrader Fund	153	476	823	1,801

Portfolio Turnover
As a fund-of-funds, the Tactical Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Fund’s performance.  The use of the Tactical Model may result in a high turnover rate, in excess of 300% in a given year.  During the most recent fiscal year, the Tactical Fund’s portfolio turnover rate was 438% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds (“ETFs”) (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), and others invest in a variety of securities.  Various Underlying Funds may emphasize either value or growth styles of investing or as a combination thereof.  When the Advisor believes that stock market conditions warrant a defensive posture, the Advisor may liquidate a substantial portion of the Underlying Funds and invest in money market instruments and ETFs that short the market (perform inversely to broad market indexes), providing a hedge against the remaining long positions.  When the Advisor’s indicators turn positive, the portfolio will again be fully invested in Underlying Funds.  Some of the Underlying Funds may invest in foreign or emerging market securities.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

The Advisor’s Tactical Model
The Advisor uses models that measure market conditions based on a variety of factors including sentiment, trends, momentum, valuations, monetary influences, and other variables that combined, create a broad measure of the current stock market environment. This broad measure is scored and the Advisor uses this score to determine when an investor would historically have been rewarded for making tactical shifts between being fully invested and hedged.

In addition, the Advisor uses a Tactical Model to evaluate prevailing market conditions and help determine allocation decisions as to when to remain fully invested and when to be more defensively hedged.  See “More about the Funds’ Investment Objectives, Strategies and Risks-Tactical Model”.

Under normal market conditions, when fully invested, the Fund will typically maintain a core holding of Core Underlying Funds.  Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Underlying Funds may also invest in fixed income securities.  The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  Through use of its “Tactical Model,” the range of the Fund’s investments in each of these types of Underlying Funds will vary based on the model’s assessment of market conditions.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Tactical Fund entails risk.  The Tactical Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Tactical Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Fund.  This risk includes risks associated with the use of the Tactical Model which may not accurately predict future market conditions, or the proper time to change allocation ratios.  To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used.  The availability of data from the model is an important component of the Advisor’s ability to execute its strategy.

●
Underlying Funds Risk – The risks associated with the Tactical Fund include the risks related to each Underlying Fund in which the Tactical Fund invests.  Although the Tactical Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

●
Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

●
Foreign Securities Risk – The Underlying Funds held by the Tactical Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Tactical Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk – The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Portfolio Turnover Risk – The Tactical Fund’s Upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Fund to incur higher transaction costs than would be the case if the Tactical Fund had lower portfolio turnover.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●
Upgrading Strategy Risk – The Tactical Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Tactical Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Fund. The bar chart below illustrates how the Tactical Fund’s total returns have varied since inception.  The table below illustrates how the Tactical Fund’s average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Tactical Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Fund will perform in the future.  Updated performance is available on the Tactical Fund’s website at www.upgraderfunds.com.

FundX Tactical Upgrader Fund - TACTX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	6.34%
Worst Quarter	Q3 2011	-2.31%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
FundX Tactical Upgrader Fund	Return Before Taxes	2.66%	(4.89%)	Feb 29, 2008
FundX Tactical Upgrader Fund After Taxes on Distributions	Return After Taxes on Distributions	2.66%	(4.94%)
FundX Tactical Upgrader Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	1.73%	(4.10%)
FundX Tactical Upgrader Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	3.73%	Feb 29, 2008
FundX Tactical Upgrader Fund Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)	16.59%	1.16%	Feb 29, 2008

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Tactical Upgrader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX Tactical Upgrader Fund (“Tactical Fund”) seeks long-term capital appreciation with less volatility than the broad equity market;
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	capital preservation is a secondary consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Tactical Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Fund’s performance.  The use of the Tactical Model may result in a high turnover rate, in excess of 300% in a given year.  During the most recent fiscal year, the Tactical Fund’s portfolio turnover rate was 438% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	438.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Tactical Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds (“ETFs”) (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), and others invest in a variety of securities.  Various Underlying Funds may emphasize either value or growth styles of investing or as a combination thereof.  When the Advisor believes that stock market conditions warrant a defensive posture, the Advisor may liquidate a substantial portion of the Underlying Funds and invest in money market instruments and ETFs that short the market (perform inversely to broad market indexes), providing a hedge against the remaining long positions.  When the Advisor’s indicators turn positive, the portfolio will again be fully invested in Underlying Funds.  Some of the Underlying Funds may invest in foreign or emerging market securities.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

The Advisor’s Tactical Model
The Advisor uses models that measure market conditions based on a variety of factors including sentiment, trends, momentum, valuations, monetary influences, and other variables that combined, create a broad measure of the current stock market environment. This broad measure is scored and the Advisor uses this score to determine when an investor would historically have been rewarded for making tactical shifts between being fully invested and hedged.

In addition, the Advisor uses a Tactical Model to evaluate prevailing market conditions and help determine allocation decisions as to when to remain fully invested and when to be more defensively hedged.  See “More about the Funds’ Investment Objectives, Strategies and Risks-Tactical Model”.

Under normal market conditions, when fully invested, the Fund will typically maintain a core holding of Core Underlying Funds.  Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Underlying Funds may also invest in fixed income securities.  The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  Through use of its “Tactical Model,” the range of the Fund’s investments in each of these types of Underlying Funds will vary based on the model’s assessment of market conditions.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Tactical Fund entails risk.  The Tactical Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Tactical Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Fund.  This risk includes risks associated with the use of the Tactical Model which may not accurately predict future market conditions, or the proper time to change allocation ratios.  To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used.  The availability of data from the model is an important component of the Advisor’s ability to execute its strategy.

●
Underlying Funds Risk – The risks associated with the Tactical Fund include the risks related to each Underlying Fund in which the Tactical Fund invests.  Although the Tactical Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

●
Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

●
Foreign Securities Risk – The Underlying Funds held by the Tactical Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Tactical Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk – The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Portfolio Turnover Risk – The Tactical Fund’s Upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Fund to incur higher transaction costs than would be the case if the Tactical Fund had lower portfolio turnover.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●
Upgrading Strategy Risk – The Tactical Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Tactical Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	While the Tactical Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Tactical Fund. The bar chart below illustrates how the Tactical Fund’s total returns have varied since inception.  The table below illustrates how the Tactical Fund’s average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Tactical Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Fund will perform in the future.  Updated performance is available on the Tactical Fund’s website at www.upgraderfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Tactical Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Tactical Fund's performance, before and after taxes is not necessarily an indication of how the Tactical Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX Tactical Upgrader Fund - TACTX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q3 2009	6.34%
Worst Quarter	Q3 2011	-2.31%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.31%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Global Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
FundX Tactical Upgrader Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	476
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,801
Annual Return 2009	rr_AnnualReturn2009	2.86%
Annual Return 2010	rr_AnnualReturn2010	7.83%
Annual Return 2011	rr_AnnualReturn2011	3.98%
Annual Return 2012	rr_AnnualReturn2012	2.66%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.89%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 29, 2008
FundX Tactical Upgrader Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.94%)
FundX Tactical Upgrader Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

FundX Tactical Total Return Fund
FundX Tactical Total Return Fund
Investment Objective
The FundX Tactical Total Return Fund (“Tactical Total Return Fund”) is to seek long-term capital appreciation and current income with an emphasis on risk management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Tactical Total Return Fund
Management Fee	[1]	1.00%
Distribution (Rule 12b-1) Fees	[1]	none
Other Expenses	[1]	1.21%
Acquired Fund (Underlying Fund) Fees and Expenses	[1][2]	0.28%
Total Annual Fund Operating Expenses	[1]	2.49%
Expense Reduction/Reimbursement	[1]	(0.71%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	[1]	1.78%
[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Total Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Tactical Total Return Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Tactical Total Return Fund	181	708	1,262	2,773

Portfolio Turnover
As a fund-of-funds, the Tactical Total Return Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Total Return Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Total Return Fund’s performance.  The use of the Tactical Model may result in a high turnover rate, as much as 300% in a given year.  During the most recent fiscal year, the Tactical Total Return Fund’s portfolio turnover rate was 213% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Total Return Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds (“ETFs”) (“Underlying Funds”).  The Tactical Total Return Fund will typically hold a combination of core equity, balanced and fixed income mutual funds, as well as ETFs and will emphasize risk management in structuring the portfolio.  The Underlying Funds invest directly in securities that may include any type of equity security (e.g. common stock and derivative instruments such as options or futures) and any type of fixed-income security (e.g., high-yield “junk” bonds, convertible bonds, mortgage and asset-backed securities) and in international and global Underlying Funds, including Underlying Funds that invest a significant amount of their assets in emerging or developing markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks-The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

The Advisor’s Tactical Model
The Advisor uses models that measure market conditions based on a variety of factors including sentiment, trends, momentum, valuations, monetary influences, and other variables that combined, create a broad measure of the current stock market environment. This broad measure is scored and the Advisor uses this score to determine when an investor would historically have been rewarded for making tactical shifts between being fully invested and hedged.

The Advisor uses a Dynamic Asset Allocation Process to actively adjust the Fund’s investment allocation between two strategies, a Tactical Equity strategy and a Flexible Income strategy.  Between 20% and 80% of the Fund’s assets is expected to be invested in one or the other strategy at any given point in time.  Within the Tactical Equity strategy, the Advisor employs a Tactical Model to evaluate prevailing market conditions and help determine allocation decisions as to when to remain fully invested and when to be more defensively hedged.  See “More about the Funds’ Investment Objectives, Strategies and Risks—Both Funds - Tactical Model”.

Under normal market conditions, the Tactical Equity portion of the portfolio will typically maintain a core holding of Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Underlying Funds may also invest in fixed income securities.  The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks.  Through use of its Tactical Model, the range of the Fund’s investments in the Tactical Equity strategy in each of these types of Underlying Funds will vary based on the model’s assessment of market conditions.  Under normal market conditions, the Flexible Income portion of the portfolio will invest exclusively in Total Return and Bond Underlying Funds.  These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturity and credit qualities.  The Flexible Income portion of the portfolio may not adhere to the Upgrading strategy.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Tactical Total Return Fund entails risk.  The Tactical Total Return Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Tactical Total Return Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Total Return Fund.  This risk includes risks associated with the use of the Tactical Model which may not accurately predict future market conditions, or the proper time to change allocation ratios.  To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used.  The availability of data from the model is an important component of the Advisor’s ability to execute its strategy.

●
Underlying Funds Risk – The risks associated with the Tactical Total Return Fund include the risks related to each Underlying Fund in which the Tactical Total Return Fund invests.  Although the Tactical Total Return Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

●
Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

●
Upgrading Strategy Risk – The Tactical Total Return Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Total Return Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Foreign Securities Risk – The Underlying Funds held by the Tactical Total Return Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
●	Non-Diversification Risk – While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
●
Derivative Risk – The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●
Mortgage- and Asset-Backed Securities Risk – The Underlying Funds may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.
●
Portfolio Turnover Risk – The Tactical Total Return Fund’s Upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Total Return Fund to incur higher transaction costs than would be the case if the Tactical Total Return Fund had lower portfolio turnover.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
●
Concentration and Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Tactical Total Return Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund.  The bar chart below illustrates how the Tactical Total Return Fund’s total returns have varied since inception.  The table below illustrates how the Tactical Total Return Fund’s average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Tactical Total Return Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future.  Updated performance is available on the Tactical Total Return Fund’s website at www.upgraderfunds.com.

FundX Tactical Total Return Fund - TOTLX Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2010	3.89%
Worst Quarter	Q3 2011	-2.95%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
FundX Tactical Total Return Fund	Return Before Taxes	3.60%	4.48%	May 29, 2009
FundX Tactical Total Return Fund After Taxes on Distributions	Return After Taxes on Distributions	2.66%	3.75%
FundX Tactical Total Return Fund After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	3.35%	3.56%
FundX Tactical Total Return Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes)	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	15.43%	May 29, 2009
FundX Tactical Total Return Fund Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.22%	6.45%	May 29, 2009
FundX Tactical Total Return Fund Blended 50% S&P 500® Index/50% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Blended 50% S&P 500® Index/50% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	10.14%	11.29%	May 29, 2009

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FundX Tactical Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The FundX Tactical Total Return Fund (“Tactical Total Return Fund”) is to seek long-term capital appreciation and current income with an emphasis on risk management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
As a fund-of-funds, the Tactical Total Return Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Total Return Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Total Return Fund’s performance.  The use of the Tactical Model may result in a high turnover rate, as much as 300% in a given year.  During the most recent fiscal year, the Tactical Total Return Fund’s portfolio turnover rate was 213% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	213.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Tactical Total Return Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Tactical Total Return Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds (“ETFs”) (“Underlying Funds”).  The Tactical Total Return Fund will typically hold a combination of core equity, balanced and fixed income mutual funds, as well as ETFs and will emphasize risk management in structuring the portfolio.  The Underlying Funds invest directly in securities that may include any type of equity security (e.g. common stock and derivative instruments such as options or futures) and any type of fixed-income security (e.g., high-yield “junk” bonds, convertible bonds, mortgage and asset-backed securities) and in international and global Underlying Funds, including Underlying Funds that invest a significant amount of their assets in emerging or developing markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most aggressive funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks-The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

The Advisor’s Tactical Model
The Advisor uses models that measure market conditions based on a variety of factors including sentiment, trends, momentum, valuations, monetary influences, and other variables that combined, create a broad measure of the current stock market environment. This broad measure is scored and the Advisor uses this score to determine when an investor would historically have been rewarded for making tactical shifts between being fully invested and hedged.

The Advisor uses a Dynamic Asset Allocation Process to actively adjust the Fund’s investment allocation between two strategies, a Tactical Equity strategy and a Flexible Income strategy.  Between 20% and 80% of the Fund’s assets is expected to be invested in one or the other strategy at any given point in time.  Within the Tactical Equity strategy, the Advisor employs a Tactical Model to evaluate prevailing market conditions and help determine allocation decisions as to when to remain fully invested and when to be more defensively hedged.  See “More about the Funds’ Investment Objectives, Strategies and Risks—Both Funds - Tactical Model”.

Under normal market conditions, the Tactical Equity portion of the portfolio will typically maintain a core holding of Core Underlying Funds. Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Underlying Funds may also invest in fixed income securities.  The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks.  Through use of its Tactical Model, the range of the Fund’s investments in the Tactical Equity strategy in each of these types of Underlying Funds will vary based on the model’s assessment of market conditions.  Under normal market conditions, the Flexible Income portion of the portfolio will invest exclusively in Total Return and Bond Underlying Funds.  These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturity and credit qualities.  The Flexible Income portion of the portfolio may not adhere to the Upgrading strategy.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Tactical Total Return Fund entails risk.  The Tactical Total Return Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Tactical Total Return Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Total Return Fund.  This risk includes risks associated with the use of the Tactical Model which may not accurately predict future market conditions, or the proper time to change allocation ratios.  To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used.  The availability of data from the model is an important component of the Advisor’s ability to execute its strategy.

●
Underlying Funds Risk – The risks associated with the Tactical Total Return Fund include the risks related to each Underlying Fund in which the Tactical Total Return Fund invests.  Although the Tactical Total Return Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

●
Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

●
Upgrading Strategy Risk – The Tactical Total Return Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Total Return Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Foreign Securities Risk – The Underlying Funds held by the Tactical Total Return Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.
●	Non-Diversification Risk – While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
●
Derivative Risk – The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●
Mortgage- and Asset-Backed Securities Risk – The Underlying Funds may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.
●
Portfolio Turnover Risk – The Tactical Total Return Fund’s Upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Total Return Fund to incur higher transaction costs than would be the case if the Tactical Total Return Fund had lower portfolio turnover.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
●
Concentration and Sector Emphasis Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

●
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Tactical Total Return Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

Risk Lose Money [Text]	rr_RiskLoseMoney	Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund.  The bar chart below illustrates how the Tactical Total Return Fund’s total returns have varied since inception.  The table below illustrates how the Tactical Total Return Fund’s average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Tactical Total Return Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future.  Updated performance is available on the Tactical Total Return Fund’s website at www.upgraderfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Tactical Total Return Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.upgraderfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Tactical Total Return Fund's performance, before and after taxes is not necessarily an indication of how the Tactical Total Return Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	FundX Tactical Total Return Fund - TOTLX Calendar Year Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best and Worst Quarters
Best Quarter	Q3 2010	3.89%
Worst Quarter	Q3 2011	-2.95%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.95%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
Blended 50% S&P 500® Index/50% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended 50% S&P 500® Index/50% Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.14%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.21%	[1]
Acquired Fund (Underlying Fund) Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[1]
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.78%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	708
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,773
Annual Return 2010	rr_AnnualReturn2010	6.08%
Annual Return 2011	rr_AnnualReturn2011	2.61%
Annual Return 2012	rr_AnnualReturn2012	3.60%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2009
FundX Tactical Total Return Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
FundX Tactical Total Return Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.56%

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Total Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2015. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.
[2]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 31, 2013